Discontinued Operation of Hjx and Call Center Business	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operation of HJX and Call Center business

20. Discontinued operation of HJX and Call Center business

(A) Discontinued operation of HJX business

In June 2017, the Company reached an agreement to sell a majority interest in its HJX business to a third-party investor and operator. Specifically, the agreement includes the establishment of a joint venture that will be controlled and operated by such third party, and the Company will hold 37.5% equity interest in this joint venture.

The Company's management concluded that HJX business related assets met the relevant accounting considerations to be reclassified as Held for Sale in the consolidated balance sheet as of December 31, 2017. The following tables present the aggregate carrying amounts of assets classified as held for sale in the consolidated balance sheets:

	December 31,
	2018	2019

Carrying amount of assets held for sale:
Intangible assets, net - trademark	$353,691	$353,691
Intangible assets, net - distribution network	—	—
Prepaid expense - copyright	116,385	114,500
Total assets held for sale	$470,076	$468,191

The results of operations associated with discontinued operations of HJX business are presented in the following table:

	For the years ended December 31,
	2017	2018	2019

Net revenues:
Direct sales	$195,589	$639	$—
Distribution sales	1,771,829	55,807	—
Total net revenues	1,967,418	56,446	—

Cost of revenues:
Direct sales	(185,664)	(3,939)	—
Distribution sales	(2,187,001)	(326,097)	—
Total cost of revenues	(2,372,665)	(330,036)	—

Gross loss	(405,247)	(273,590)	—

Operating expenses:
Other selling and marketing (expenses) recovery	(1,922,342)	(189,269)	68,538
General and administrative expenses	(1,146,917)	(774,125)	(14,775)
Total operating expenses	(3,069,259)	(963,394)	53,763

(Loss) income from discontinued operations before income taxes	$(3,474,506)	$(1,236,984)	$53,763
Income tax expense	—	—	—
(Loss) income from discontinued operations	$(3,474,506)	$(1,236,984)	$53,763

Under the agreement, the Company agreed to sell the HJX Business at the price of RMB6.0 million ($918,246). The joint venture was set up in January 2018. As of December 31, 2018 and 2019, the transfer of trademark and copyright is still pending approval by local authorities. During 2018 and 2019, the Company recorded $324,900 and $109,102 as equity in losses of affiliates as a result of the minority stake in this joint venture.

(B) Discontinued operation of Call Center business

In the third quarter of 2019, the Company completed closure of its Call Center in Wuxi, China. The Company's management concluded that the closure of Call Center business met the relevant accounting considerations and treated the historical operations of the Call Center as discontinued operations for all periods presented.

The following tables present the aggregate carrying amounts of assets classified as asset to be abandoned in the consolidated balance sheets:

	December 31,
	2018	2019

Carrying amount of assets to be abandoned
Accounts receivable, net	$116,674	$16,925
Inventory, net	103,930	—
Other prepaid expenses and current assets	2,690	1,365
Total current assets	223,294	18,290
Property and equipment, net	356,350	—
Deferred tax assets, net	—	98,269
Total assets to be abandoned	$579,644	$116,559

Carrying amount of liabilities to be abandoned
Accounts payable	$29,419	$5,979
Accrued expenses and other current liabilities	147,456	114,489
Income taxes payable	95,553	102,110
Total liabilities to be abandoned	$272,428	$222,578

The results of operations associated with discontinued operations of Call Center business are presented in the following table:

	For the years ended December 31,
	2017	2018	2019

Net revenues:
Direct sales	$3,075,654	$3,347,273	$916,954
Distribution sales	147,604	10,483	29,809
Total net revenues	3,223,258	3,357,756	946,763

Cost of revenues:
Direct sales	(1,281,287)	(1,568,626)	(424,383)
Distribution sales	(230,672)	(9,841)	(26,205)
Total cost of revenues	(1,511,959)	(1,578,467)	(450,588)

Gross profit	1,711,299	1,779,289	496,175

Operating expenses:
Other selling and marketing expenses	(1,408,921)	(1,109,531)	(891,828)
General and administrative expenses	(722,174)	(419,337)	(498,295)
Total operating expenses	(2,131,095)	(1,528,868)	(1,390,123)

(Loss) income from discontinued operations	(419,796)	250,421	(893,948)
Other income (expenses), net	—	—	(311,543)

(Loss) income from discontinued operations before income taxes	(419,796)	250,421	(1,205,491)
Income tax benefit (expense)	(27,624)	(3,672)	90,641
(Loss) income from discontinued operations	$(447,420)	$246,749	$(1,114,850)